Revenue and Segmented Information - Summary of Internal Performance Measurement and Resource Allocation (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of Products and Services and Geographical Distribution Of Revenue [Line Items]
Revenue	$ 3,806.0	$ 1,794.9	$ 1,956.9
Canada [Member]
Disclosure of Products and Services and Geographical Distribution Of Revenue [Line Items]
Revenue	1,312.8	748.3	845.7
United States [Member]
Disclosure of Products and Services and Geographical Distribution Of Revenue [Line Items]
Revenue	2,398.5	1,024.5	1,069.7
Rest of the world [Member]
Disclosure of Products and Services and Geographical Distribution Of Revenue [Line Items]
Revenue	94.7	22.1	41.5
Steel Sheet and Strip [Member]
Disclosure of Products and Services and Geographical Distribution Of Revenue [Line Items]
Revenue	3,083.1	1,340.4	1,417.8
Plate [Member]
Disclosure of Products and Services and Geographical Distribution Of Revenue [Line Items]
Revenue	465.7	274.7	324.8
Freight [Member]
Disclosure of Products and Services and Geographical Distribution Of Revenue [Line Items]
Revenue	172.9	150.4	175.1
Non-steel revenue [Member]
Disclosure of Products and Services and Geographical Distribution Of Revenue [Line Items]
Revenue	$ 84.3	$ 29.4	$ 39.2